General information	12 Months Ended
Jun. 30, 2023
General information
General information

1.General information

The consolidated financial statements comprise of Vast Solar Pty Ltd and the entities it controls. Unless the context requires otherwise, references in this report to “we,” “us,” “our,” “the Company,” or “Vast” mean Vast Solar Pty Ltd and the entities it controls.

Vast, founded in Sydney, Australia is a clean, renewable energy company specializing in the design and manufacturing of concentrated solar thermal power (CSP) systems to generate carbon free, utility-scale electricity, industrial heat, and green fuels. The Company’s differentiated modular CSP system, utilizing proprietary sodium loop heat transfer technology, provides customers with a solution to the enduring challenge of intermittent renewable energy through 24/7 dispatchable power and heat.

Vast’s registered office and principal place of business is as follows:

226-230 Liverpool Street
Darlinghurst
NSW 2010

These financial statements were authorised for issue by the Board of Directors of Vast on September 29, 2023.